Note 1 - Basis of Presentation and General Information (Details)	Jul. 22, 2015 USD ($) $ / shares shares	Jul. 22, 2015 USD ($) $ / shares shares	Jul. 21, 2015 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Working Capital Deficit				$ 4,530,000
Purchase Obligation, Future Minimum Payments, Remainder of Fiscal Year				11,260,000
Purchase Obligation, Due in First Half of Second Year				64,220,000
Purchase Obligation, Due in Fourth Quarter of Second Year				$ 20,120,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.03	$ 0.03
Common Stock, Shares, Issued (in Shares) | shares				5,715,731	5,715,731
Common Stock, Shares, Outstanding (in Shares) | shares				5,784,025	5,784,025
Common Stock, Value, Issued				$ 173,521	$ 171,472
Friends Investment Company Inc. [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				28.00%
Subsequent Event [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.03	$ 0.03
Common Stock, Shares, Issued (in Shares) | shares	5,784,025	5,784,025	57,832,313
Common Stock, Shares, Outstanding (in Shares) | shares	5,784,025	5,784,025	57,832,313
Adjustments to Additional Paid in Capital, Reverse Stock Split		$ 1,561,449
Common Stock, Value, Issued	$ 173,521	$ 173,521	$ 1,734,970
Reverse Stock Split [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	10
Ultramax Bulkers [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Number of New Building Vessels				2